Commitment and contingency (Detail Textuals)	12 Months Ended
	Sep. 30, 2018 USD ($) Office_space building	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of office spaces on lease | Office_space	1
Number of factory buildings on lease | building	1
Rental expense | $	$ 77,255	$ 31,773	$ 8,232